UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-07694

Morgan Stanley Emerging Markets Debt Fund, Inc.
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York		10036
(Address of principal executive offices)		(Zip code)

John H. Gernon 522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-296-0289

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2015

Item 1.  Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley Emerging Markets Debt Fund, Inc.

Portfolio of Investments

First Quarter Report

March 31, 2015 (unaudited)

(Showing Percentage of Total Value of Investments)

	Face Amount (000)	Value (000)
Fixed Income Securities (90.9%)
Argentina (0.5%)
Sovereign (0.5%)
Republic of Argentina,
2.50%, 12/31/38 (a)(b)(c)	$2,150	$1,226

Brazil (6.6%)
Corporate Bonds (3.8%)
Banco Safra SA,
6.75%, 1/27/21	690	745
6.75%, 1/27/21 (d)	1,360	1,469
BRF SA,
4.75%, 5/22/24 (d)(e)	1,850	1,804
CIMPOR Financial Operations BV,
5.75%, 7/17/24 (d)	1,318	1,097
Minerva Luxembourg SA,
8.75%, 4/3/19 (d)(e)(f)(g)	1,290	1,232
Odebrecht Offshore Drilling Finance Ltd.,
6.63%, 10/1/22 (d)	626	482
6.75%, 10/1/22 (d)(e)	3,916	3,053
		9,882
Sovereign (2.8%)
Brazil Minas SPE via State of Minas Gerais,
5.33%, 2/15/28 (d)	2,750	2,640
5.33%, 2/15/28	1,900	1,824
Brazilian Government International Bond,
5.00%, 1/27/45 (e)	2,988	2,779
		7,243
		17,125
Chile (4.4%)
Corporate Bonds (1.2%)
Colbun SA,
4.50%, 7/10/24 (d)	1,372	1,416
Empresa Electrica Angamos SA,
4.88%, 5/25/29 (d)	1,290	1,281
GNL Quintero SA,
4.63%, 7/31/29 (d)	506	527
		3,224
Sovereign (3.2%)
Corp. Nacional del Cobre de Chile,
4.88%, 11/4/44 (d)(e)	1,910	2,004
Empresa Nacional del Petroleo,
4.75%, 12/6/21	3,200	3,365
5.25%, 8/10/20	2,600	2,791
		8,160
		11,384

China (3.0%)
Sovereign (3.0%)
Sinopec Group Overseas Development 2013 Ltd.,
4.38%, 10/17/23	7,240	7,866

Colombia (2.6%)
Corporate Bonds (0.6%)
Ecopetrol SA,
5.88%, 5/28/45	576	539
Pacific Rubiales Energy Corp.,
5.38%, 1/26/19 (d)(e)	530	351
5.63%, 1/19/25 (d)	1,280	756
		1,646
Sovereign (2.0%)
Colombia Government International Bond,
4.38%, 7/12/21	1,460	1,551
5.00%, 6/15/45	2,400	2,478
11.75%, 2/25/20	815	1,131
		5,160
		6,806
Croatia (1.4%)
Sovereign (1.4%)
Croatia Government International Bond,
5.50%, 4/4/23	1,670	1,781
6.00%, 1/26/24 (d)	1,690	1,879
		3,660
Dominican Republic (1.3%)
Sovereign (1.3%)
Dominican Republic International Bond,
6.85%, 1/27/45 (d)	2,382	2,513
7.45%, 4/30/44 (d)	666	754
		3,267
El Salvador (0.4%)
Sovereign (0.4%)
El Salvador Government International Bond,
6.38%, 1/18/27 (d)	1,020	1,025

Ethiopia (0.7%)
Sovereign (0.7%)
Federal Democratic Republic of Ethiopia,
6.63%, 12/11/24 (d)	1,720	1,677

Honduras (0.4%)
Sovereign (0.4%)
Republic of Honduras,
8.75%, 12/16/20	1,030	1,150

Hungary (3.4%)
Sovereign (3.4%)
Hungary Government International Bond,
4.00%, 3/25/19	152	159

5.38%, 3/25/24	2,468	2,773
5.75%, 11/22/23	4,080	4,712
6.38%, 3/29/21	1,050	1,223
		8,867
Indonesia (9.4%)
Sovereign (9.4%)
Indonesia Government International Bond,
5.13%, 1/15/45 (d)	1,530	1,614
5.88%, 1/15/24 (d)	2,200	2,549
7.75%, 1/17/38	2,429	3,328
Majapahit Holding BV,
7.75%, 1/20/20	4,450	5,269
Pertamina Persero PT,
4.30%, 5/20/23	4,750	4,786
4.88%, 5/3/22	1,050	1,096
6.45%, 5/30/44 (d)	1,720	1,853
Perusahaan Listrik Negara PT,
5.50%, 11/22/21	3,470	3,804
		24,299
Iraq (0.4%)
Sovereign (0.4%)
Republic of Iraq,
5.80%, 1/15/28	1,100	930

Ivory Coast (1.4%)
Sovereign (1.4%)
Ivory Coast Government International Bond,
5.38%, 7/23/24 (d)	830	793
5.75%, 12/31/32	2,920	2,803
		3,596
Jamaica (0.3%)
Sovereign (0.3%)
Jamaica Government International Bond,
7.63%, 7/9/25 (e)	780	869

Kazakhstan (3.8%)
Sovereign (3.8%)
Development Bank of Kazakhstan JSC,
4.13%, 12/10/22 (d)	1,528	1,309
KazAgro National Management Holding JSC,
4.63%, 5/24/23 (d)	2,690	2,295
Kazakhstan Government International Bond,
3.88%, 10/14/24 (d)(e)	2,310	2,146
KazMunayGas National Co., JSC,
6.00%, 11/7/44 (d)	1,950	1,566
9.13%, 7/2/18	2,180	2,375
		9,691
Kenya (1.1%)
Sovereign (1.1%)
Kenya Government International Bond,
6.88%, 6/24/24 (d)	2,770	2,906

Lithuania (1.0%)
Sovereign (1.0%)
Lithuania Government International Bond,
6.63%, 2/1/22	1,600	2,000
7.38%, 2/11/20	500	615
		2,615
Mexico (12.9%)
Corporate Bonds (4.0%)
Alfa SAB de CV,
6.88%, 3/25/44	2,000	2,206
Cemex Finance LLC,
9.38%, 10/12/22	2,000	2,280
Elementia SAB de CV,
5.50%, 1/15/25 (d)	740	738
Fermaca Enterprises S de RL de CV,
6.38%, 3/30/38 (d)(e)	2,396	2,522
Tenedora Nemak SA de CV,
5.50%, 2/28/23 (d)	1,090	1,133
5.50%, 2/28/23	1,500	1,559
		10,438
Sovereign (8.9%)
Mexico Government International Bond,
3.63%, 3/15/22	2,500	2,602
4.60%, 1/23/46	2,080	2,137
6.05%, 1/11/40	898	1,114
Petroleos Mexicanos,
5.50%, 1/21/21	1,330	1,466
5.63%, 1/23/46 (d)	2,000	2,035
6.38%, 1/23/45	2,520	2,824
6.50%, 6/2/41	2,600	2,957
6.63%, 6/15/35	1,030	1,185
6.63%, 6/15/38 (e)	1,750	1,978
8.00%, 5/3/19	1,750	2,102
8.63%, 12/1/23	1,990	2,515
		22,915
		33,353
Mozambique (0.4%)
Sovereign (0.4%)
EMATUM Via Mozambique EMATUM Finance 2020 BV,
6.31%, 9/11/20	1,000	965

Nigeria (0.4%)
Sovereign (0.4%)
Nigeria Government International Bond,
6.38%, 7/12/23 (e)	920	928

Panama (2.0%)
Sovereign (2.0%)
Panama Government International Bond,
4.00%, 9/22/24	1,434	1,509
5.20%, 1/30/20	1,560	1,744
7.13%, 1/29/26 (e)	1,140	1,492
8.88%, 9/30/27 (e)	263	389
		5,134

Paraguay (0.6%)
Sovereign (0.6%)
Republic of Paraguay,
6.10%, 8/11/44 (d)	1,420	1,566

Peru (2.8%)
Corporate Bonds (1.3%)
Banco de Credito del Peru,
6.13%, 4/24/27 (d)(e)(f)	2,080	2,272
Union Andina de Cementos SAA,
5.88%, 10/30/21 (d)(e)	960	973
		3,245
Sovereign (1.5%)
Corp. Financiera de Desarrollo SA,
5.25%, 7/15/29 (d)(f)	1,178	1,228
Fondo MIVIVIENDA SA,
3.50%, 1/31/23 (d)	491	480
Peruvian Government International Bond,
6.55%, 3/14/37 (e)	1,550	2,071
		3,779
		7,024
Philippines (4.4%)
Sovereign (4.4%)
Philippine Government International Bond,
3.95%, 1/20/40	6,734	7,180
8.38%, 6/17/19	392	494
9.50%, 2/2/30	2,200	3,704
		11,378
Poland (2.0%)
Sovereign (2.0%)
Poland Government International Bond,
3.00%, 3/17/23	3,950	4,064
4.00%, 1/22/24	570	629
5.00%, 3/23/22	470	541
		5,234
Romania (0.7%)
Sovereign (0.7%)
Romanian Government International Bond,
4.38%, 8/22/23 (d)	1,014	1,090
6.75%, 2/7/22	680	825
		1,915
Russia (7.3%)
Sovereign (7.3%)
Russian Foreign Bond - Eurobond,
4.50%, 4/4/22	6,200	5,963
5.63%, 4/4/42	3,200	3,064
7.50%, 3/31/30 (e)	6,707	7,713
7.50%, 3/31/30	1,134	1,304

7.50%, 3/31/30 (d)(e)	741	852
		18,896
Serbia (0.9%)
Sovereign (0.9%)
Republic of Serbia,
4.88%, 2/25/20	1,100	1,132
7.25%, 9/28/21	935	1,081
		2,213
South Africa (2.5%)
Corporate Bond (0.4%)
MTN Mauritius Investments Ltd.,
4.76%, 11/11/24 (d)	1,045	1,055

Sovereign (2.1%)
Eskom Holdings SOC Ltd.,
5.75%, 1/26/21 (d)(e)	3,556	3,450
7.13%, 2/11/25 (d)	1,940	1,959
		5,409
		6,464
Sri Lanka (0.5%)
Sovereign (0.5%)
Sri Lanka Government International Bond,
5.88%, 7/25/22 (d)	490	501
6.25%, 10/4/20	100	104
6.25%, 10/4/20 (d)	650	678
		1,283
Tunisia (0.5%)
Sovereign (0.5%)
Banque Centrale de Tunisie SA,
5.75%, 1/30/25 (d)(e)	1,210	1,225

Turkey (5.7%)
Sovereign (5.7%)
Export Credit Bank of Turkey,
5.88%, 4/24/19 (d)	2,850	3,003
Turkey Government International Bond,
3.25%, 3/23/23 (e)	3,600	3,419
4.88%, 4/16/43	1,800	1,784
5.63%, 3/30/21	4,850	5,329
6.88%, 3/17/36	1,000	1,242
		14,777
Venezuela (5.2%)
Sovereign (5.2%)
Petroleos de Venezuela SA,
6.00%, 11/15/26	23,730	7,510
8.50%, 11/2/17	1,530	1,013
9.00%, 11/17/21	3,000	1,128
Venezuela Government International Bond,
6.00%, 12/9/20	1,340	466
9.00%, 5/7/23	9,020	3,270

11.75%, 10/21/26	380	155
		13,542
Total Fixed Income Securities (Cost $237,070)		234,856

	No. of Warrants
Warrants (0.1%)
Nigeria (0.1%)
Central Bank of Nigeria, expires 11/15/20 (f)(h)	2,250	307

Venezuela (0.0%)
Venezuela Government International Bond, Oil-Linked Payment Obligation, expires 4/15/20 (f)(h)	5,450	40
Total Warrants (Cost $—)		347

	Shares	Value (000)
Short-Term Investments (9.0%)
Securities held as Collateral on Loaned Securities (7.6%)
Investment Company (6.0%)
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (i)	15,606,384	15,606

	Face Amount (000)
Repurchase Agreements (1.6%)
Barclays Capital, Inc., (0.15%, dated 3/31/15, due 4/1/15; proceeds $1,178; fully collateralized by a U.S. Government obligation; 4.38% due 5/15/41; valued at $1,201)	$1,178	1,178
Merrill Lynch & Co., Inc., (0.18%, dated 3/31/15, due 4/1/15; proceeds $2,944; fully collateralized by various Common Stocks and Convertible Preferred Stocks; valued at $3,179)	2,944	2,944
		4,122
Total Securities held as Collateral on Loaned Securities (Cost $19,728)		19,728

	Shares
Investment Company (1.4%)
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (i) (Cost $3,608)	3,607,593	3,608
Total Short-Term Investments (Cost $23,336)		23,336
Total Investments (100.0%) (Cost $260,406) Including $21,027 of Securities Loaned (j)+		258,539
Liabilities in Excess of Other Assets		(18,714)
Net Assets		$239,825

(a)	Issuer in bankruptcy.
(b)	Non-income producing security; bond in default.
(c)	Multi-step — Coupon rate changes in predetermined increments to maturity. Rate disclosed is as of March 31, 2015. Maturity date disclosed is the ultimate maturity date.
(d)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(e)

All or a portion of this security was on loan. The value of loaned securities and related collateral outstanding at March 31, 2015 were approximately $21,027,000 and $20,392,000, respectively. The Fund received cash collateral of approximately $19,728,000 which was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class as reported in the Portfolio of Investments. At March 31, 2015, there was uninvested cash collateral of approximately $664,000, which is not reflected in the Portfolio of Investments. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

(f)	Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on March 31, 2015.
(g)

Perpetual — One or more securities do not have a predetermined maturity date. Rates for these securities are fixed for a period of time, after which they revert to a floating rate. Interest rates in effect are as of March 31, 2015.

(h)	Security has been deemed illiquid at March 31, 2015.
(i)

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by the Fund due to its investment in the Liquidity Funds. For the three months ended March 31, 2015, advisory fees paid were reduced by approximately $1,000 relating to the Fund’s investment in the Liquidity Funds.

(j)	Securities are available for collateral in connection with an open futures contract.
+

At March 31, 2015, the U.S. Federal income tax cost basis of investments was approximately $260,406,000 and, accordingly, net unrealized depreciation for U.S. Federal income tax purposes was approximately $1,867,000 of which approximately $13,423,000 related to appreciated securities and approximately $15,290,000 related to depreciated securities.

Futures Contract:

The Fund had the following futures contract open at March 31, 2015:

	Number of Contracts	Value (000)	Expiration Date	Unrealized Depreciation (000)

Short:
U.S. Treasury 2 yr. Note	147	$(32,216)	Jun-15	$(76)

Portfolio Composition*

Classification	Percentage of Total Investments
Sovereign	86.0%
Corporate Bonds	12.3
Other**	1.7
Total Investments	100.0	%***

*	Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of March 31, 2015.
**	Industries and/or investment types representing less than 5% of total investments.
***	Does not include open short futures contract with an underlying face amount of approximately $32,216,000 with unrealized depreciation of approximately $76,000.

Morgan Stanley Emerging Markets Debt Fund, Inc.

Notes to the Portfolio of Investments • March 31, 2015 (unaudited)

Security Valuation: (1) Bonds and other fixed income securities may be valued according to the broadest and most representative market. In addition, bonds and other fixed income securities may be valued on the basis of prices provided by a pricing service. The prices provided by a pricing service take into account broker-dealer market price quotations for institutional size trading in similar groups of securities, security quality, maturity, coupon and other security characteristics as well as any developments related to the specific securities; (2) an equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), if there were no sales on a given day, the security is valued at the mean between the last reported bid and asked prices; (3) futures are valued at the latest price published by the commodities exchange on which they trade; (4) when market quotations are not readily available, including circumstances under which Morgan Stanley Investment Management Inc. (the “Adviser”) determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Board of Directors (the “Directors”). Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business of the New York Stock Exchange (“NYSE”). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Directors or by the Adviser using a pricing service and/or procedures approved by the Directors; (5) quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates prior to the close of the NYSE; (6) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; and (7) short-term debt securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, unless the Adviser determines such valuation does not reflect the securities’ market value, in which case these securities will be valued at their fair market value determined by the Adviser.

The Directors have the ultimate responsibility of determining the fair value of the investments. Under procedures approved by the Directors, the Fund’s Adviser has formed a Valuation Committee whose members are approved by the Directors. The Valuation Committee provides administration and oversight of the Fund’s valuation policies and procedures, which are reviewed at least annually by the Directors. These procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

The Fund has procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available. Under these procedures, the Valuation Committee convenes on a regular and ad hoc basis to review such securities and considers a number of factors, including valuation methodologies and significant unobservable valuation inputs, when arriving at fair value. The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

Fair Value Measurement: Financial Accounting Standards Board (“FASB”) Accounting Standards CodificationTM (“ASC”) 820, “Fair Value Measurement” (“ASC 820”), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

• Level 1 — unadjusted quoted prices in active markets for identical investments

• Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 — significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2015.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Fixed Income Securities
Corporate Bonds	$—	$29,490	$—	$29,490
Sovereign	—	205,366	—	205,366
Total Fixed Income Securities	—	234,856	—	234,856
Warrants	—	347	—	347
Short-Term Investments
Investment Company	19,214	—	—	19,214
Repurchase Agreements	—	4,122	—	4,122
Total Short-Term Investments	19,214	4,122	—	23,336
Total Assets	$19,214	$239,325	$—	$258,539
Liabilities:
Futures Contract	(76)	—	—	(76)
Total	$19,138	$239,325	$—	$258,463

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Fund recognizes transfers between the levels as of the end of the period. As of March 31, 2015, the Fund did not have any investments transfer between investment levels.

Item 2.  Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3.  Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Emerging Markets Debt Fund, Inc.

/s/ John H. Gernon
John H. Gernon
Principal Executive Officer
May 20, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ John H. Gernon
John H. Gernon
Principal Executive Officer
May 20, 2015

/s/ Francis Smith
Francis Smith
Principal Financial Officer
May 20, 2015